Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of aging of trade receivables
The aging of trade receivables is as follows:

	2020	2019
	$	$
Not past due	7,198	5,121
1-30 days past due	2,332	323
31-60 days past due	1,258	1,347
61-90 days past due	686	688
91-120 days past due	601	533
Greater than 120 days past due	1,731	1,289
	13,806	9,301
Less: credit loss impairment	1,146	474
	12,660	8,827

Schedule of credit loss impairment
The credit loss impairment was determined as follows:

	Expected loss rate	Loss allowance
		$
Not past due	1.3%	90
1-30 days past due	0.2%	4
31-60 days past due	4.5%	56
61-90 days past due	8.0%	55
91-120 days past due	16.0%	96
Greater than 120 days past due	48.8%	845
		1,146

Schedule of changes in credit loss impairment	Changes in credit loss impairment were as follows:

	2020	2019
	$	$
Beginning balance	474	447
Write-offs	(1,216)	(258)
Impairment loss recognized	1,888	285
Ending balance	1,146	474

Schedule of foreign currency risk	The net carrying value of these US denominated balances held in entities with Euro and Canadian dollars as their functional currency as at December 31, 2020 and 2019 presented in US dollars is as follows:

	2020		2019
	Euro	CAD	Euro	CAD
	$	$	$	$
Cash and cash equivalents	976	201,467	110	38,759
Trade and other receivables	969	1,655	636	2,109
Trade and other payables	(158)	(217)	(746)	(33)
Borrowings	—	—	—	—
	1,787	202,905	—	40,835

Sensitivity analysis for foreign currency risk
If there was a 1% strengthening of the US dollar against the Canadian dollar or the euro, there would be a corresponding increase (decrease) in net loss of:

	2020		2019
	Euro	CAD	Euro	CAD
	$	$	$	$
Cash and cash equivalents	8	2,579	1	298
Trade and other receivables	8	21	7	16
Trade and other payables	(1)	(3)	(8)	—
Borrowings	—	—	—	—
	15	2,597	—	314